Marketable Securities And Other Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Carrying amounts of long-term investment equity securities	¥ 59,512	¥ 67,088
Fair value of investment securities, carrying amount	¥ 58,176	¥ 64,960